UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09205

Advantage Advisers Xanthus Fund, L.L.C.

(Exact name of registrant as specified in charter)

85 Broad Street

New York, NY 10004
(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein, Esq.
Schulte Roth & Zabel LLP
919 3rd Avenue, 24th Floor

New York, NY 10122
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-667-4225

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares			September 30, 2018 Fair Value
	Investments in Securities – 122.16%
	Common Stock – 122.16%
	United States – 91.95%
	Aerospace / Defense – 5.86%
79,968	General Dynamics Corp.		$16,371,049
67,532	Northrop Grumman Corp.		21,432,631
43,042	Raytheon Co.	(a)	8,895,060
139,226	The Boeing Co.		51,778,149
			98,476,889
	Applications Software – 8.10%
393,530	Five9, Inc.*		17,193,326
108,624	HubSpot, Inc.*	(a)	16,396,793
750,433	Microsoft Corp.	(a)	85,827,022
73,685	RealPage, Inc.*		4,855,842
378,121	Smartsheet, Inc., Class A*		11,820,062
			136,093,045
	Building Products - Cement / Aggregate – 1.19%
60,383	Martin Marietta Materials, Inc.	(a)	10,986,687
81,267	Vulcan Materials Co.		9,036,890
			20,023,577
	Coatings / Paint – 1.95%
72,167	The Sherwin-Williams Co.	(a)	32,851,140
	Commercial Services – 0.76%
64,681	Cintas Corp.		12,794,549
	Commercial Services - Finance – 2.06%
208,885	Global Payments, Inc.	(a)	26,611,949
109,309	TransUnion		8,042,956
			34,654,905
	Computer Aided Design – 7.50%
149,978	Aspen Technology, Inc.*		17,083,994
1,161,137	Cadence Design Systems, Inc.*	(a)	52,622,729
571,636	Synopsys, Inc.*	(a)	56,369,026
			126,075,749
	Computer Data Security – 1.42%
186,554	Qualys, Inc.*	(a)	16,621,962

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2018 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Computer Data Security – (continued)
187,357	Tenable Holdings, Inc.*		$7,284,440
			23,906,402
	Computer Software – 3.94%
427,064	Pivotal Software, Inc., Class A*		8,361,913
872,200	SS&C Technologies Holdings, Inc.	(a)	49,567,126
361,416	Zuora, Inc., Class A*		8,352,324
			66,281,363
	E-Commerce / Products – 6.62%
55,533	Amazon.com, Inc.*	(a)	111,232,599
	Electronic Components - Semiconductors – 4.95%
51,954	Broadcom, Inc.		12,818,610
322,522	Microchip Technology, Inc.	(a)	25,450,211
560,833	Xilinx, Inc.	(a)	44,961,982
			83,230,803
	Enterprise Software / Services – 2.34%
193,505	Apptio, Inc., Class A*		7,151,945
406,112	Coupa Software, Inc.*	(a)	32,123,459
			39,275,404
	Entertainment Software – 6.54%
581,911	Activision Blizzard, Inc.		48,409,176
323,442	Electronic Arts, Inc.*	(a)	38,971,526
162,727	Take-Two Interactive Software, Inc.*		22,454,699
			109,835,401
	Finance - Credit Card – 6.25%
265,190	Mastercard, Inc., Class A	(a)	59,033,946
306,427	Visa, Inc., Class A	(a)	45,991,628
			105,025,574
	Finance - Other Services – 4.34%
156,871	CME Group, Inc.	(a)	26,701,013
618,304	Intercontinental Exchange, Inc.	(a)	46,304,786
			73,005,799

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2018 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Internet Application Software – 3.71%
409,486	Okta, Inc.*		$28,811,435
472,914	Zendesk, Inc.*		33,576,894
			62,388,329
	Internet Content - Entertainment – 3.79%
302,889	Facebook, Inc., Class A*	(a)	49,813,125
484,598	Twitter, Inc.*		13,791,659
			63,604,784
	Internet Security – 0.36%
148,109	Zscaler, Inc.*		6,039,885
	Internet Telephony – 2.03%
366,347	RingCentral, Inc., Class A*		34,088,588
	Machinery – Electric Utilities – 0.94%
253,213	BWX Technologies, Inc.		15,835,941
	Medical - Biomedical / Genetics – 2.54%
55,371	Acceleron Pharma, Inc.*		3,168,882
165,344	Adverum Biotechnologies, Inc.*		1,000,331
95,577	Celgene Corp.*		8,553,186
76,246	Deciphera Pharmaceuticals, Inc.*		2,952,245
420,056	Immunomedics, Inc.*	(a)	8,749,767
40,787	Loxo Oncology, Inc.*		6,967,643
147,881	Ultragenyx Pharmaceutical, Inc.*		11,289,236
			42,681,290
	Medical - Drugs – 0.42%
467,313	Array BioPharma, Inc.*		7,103,158
	REITs - Diversified – 4.34%
212,941	American Tower Corp		30,940,327
97,127	Equinix, Inc.		42,045,307
			72,985,634
	Retail - Discount – 0.99%
204,028	Dollar Tree, Inc.*		16,638,483
	Retail - Restaurants – 1.18%
218,669	Yum! Brands, Inc.	(a)	19,879,199

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2018 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Semiconductor Components - Integrated Circuits – 3.58%
649,938	Analog Devices, Inc.	(a)	$60,093,268
	Semiconductor Equipment – 3.31%
296,902	Applied Materials, Inc.		11,475,262
66,080	KLA-Tencor Corp.		6,720,997
83,968	Lam Research Corp.		12,737,946
667,977	Teradyne, Inc.	(a)	24,701,789
			55,635,994
	Telephone - Integrated– 0.26%
124,019	Zayo Group Holdings, Inc.*	(a)	4,305,940
	Therapeutics – 0.68%
147,068	Agios Pharmaceuticals, Inc.*		11,341,884
	Total United States (Cost $1,015,008,747)		$1,545,385,576

	Canada – 0.75%
	Retail - Restaurants – 0.75%
211,335	Restaurant Brands International, Inc.	(a)	12,527,939
	Total Canada (Cost $12,673,722)		$12,527,939

	China – 9.04%
	Building - Heavy Construction – 0.31%
35,548,000	China Tower Corp., Ltd., Class H*		5,178,938
	E-Commerce / Products – 2.30%
234,167	Alibaba Group Holding, Ltd. - Sponsored ADR*	(a)	38,581,355
	Entertainment Software – 3.23%
409,852	HUYA, Inc. - Sponsored ADR*		9,664,310
195,334	NetEase, Inc. - Sponsored ADR		44,584,985
			54,249,295
	Internet Application Software – 2.57%
1,046,700	Tencent Holdings, Ltd.		43,232,887

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		September 30, 2018 Fair Value
	Common Stock – (continued)
	China – (continued)
	Internet Content – Information / Network – 0.63%
152,615	Sina Corp.*	$10,603,690
	Total China (Cost $137,793,619)	$151,846,165

	France – 4.59%
	Aerospace / Defense - Equipment – 2.89%
386,355	Airbus SE	48,545,668
	Entertainment Software – 1.70%
263,026	Ubisoft Entertainment SA*	28,540,102
	Total France (Cost $53,823,825)	$77,085,770

	Germany – 2.03%
	Athletic Footwear – 2.03%
139,062	adidas AG	34,064,500
	Total Germany (Cost $29,452,677)	$34,064,500

	Hong Kong – 2.29%
	Casino Hotels – 0.59%
471,946	Melco Resorts & Entertainment, Ltd. – Sponsored ADR	9,981,658
	Energy - Alternate Sources – 1.70%
33,044,608	China Everbright International, Ltd.	28,547,492
	Total Hong Kong (Cost $28,732,183)	$38,529,150

	Japan – 9.60%
	Audio / Video Products – 4.46%
1,223,100	Sony Corp.	75,011,089
	Chemicals - Diversified – 0.51%
113,300	Nitto Denko Corp.	8,494,652
	Chemicals - Specialty – 0.95%
181,100	Shin-Etsu Chemical Co., Ltd.	16,047,680

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2018 Fair Value
	Common Stock – (continued)
	Japan – (continued)
	Cosmetics & Toiletries – 0.33%
72,000	Shiseido Co., Ltd.		$5,577,581
	E-Marketing / Information – 0.51%
161,600	CyberAgent, Inc.		8,607,495
	Entertainment Software – 0.62%
119,400	Konami Holdings Corp.		4,677,829
137,500	Square Enix Holdings Co., Ltd.		5,689,585
			10,367,414
	Finance - Other Services – 1.69%
1,625,178	Japan Exchange Group, Inc.		28,329,973
	Industrial Automation / Robotics – 0.24%
158,700	THK Co., Ltd.		4,040,687
	Metal Products - Distribution – 0.29%
188,074	MISUMI Group, Inc.		4,868,062
	Total Japan (Cost $128,977,268)		$161,344,633

	Singapore – 0.38%
	Entertainment Software – 0.38%
466,318	Sea Ltd. - Sponsored ADR*	(a)	6,449,178
	Total Singapore (Cost $7,154,965)		$6,449,178

	Taiwan – 1.08%
	Semiconductor Components - Integrated Circuits – 1.08%
411,632	Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR		18,177,669
	Total Taiwan (Cost $16,888,462)		$18,177,669

	United Kingdom – 0.45%
	E-Commerce / Products – 0.45%
280,275	Farfetch Ltd., Class A*		7,631,888

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (concluded)

September 30, 2018 Fair Value
Common Stock – (continued)
Total United Kingdom (Cost $8,049,998)	$7,631,888

Total Common Stock (Cost $1,438,555,466)	$2,053,042,468

Total Investments in Securities (Cost $1,438,555,466) – 122.16%	$2,053,042,468

Other Liabilities in Excess of Assets – (22.16%)**	(372,410,467)

Members’ Capital – 100.00%	$1,680,632,001

(a)	Partially or wholly held in a segregated account with the Custodian, the assets of which are pledged as collateral for securities sold, not yet purchased.

*	Non-income producing security.

**	Includes $85,758,362 invested in a U.S. Dollar Cash Reserve Account at the Bank of New York Mellon, which is 5.10% of Members’ Capital and foreign currency with a U.S. Dollar value of $13,454,360 held in BNY Mellon Custody Foreign Cash Account, which is 0.80% of Members’ Capital and $72,913,521 is restricted cash and is in a segregated account with the Custodian, primarily as collateral for swap contracts.

At December 31, 2017, the aggregate cost for Federal income tax purposes of portfolio securities and securities sold, not yet purchased was $1,207,852,038 and 705,651,206, respectively.

For Federal income tax purposes, at December 31, 2017, accumulated net unrealized gain on portfolio securities and securities sold, not yet purchased was $485,538,450, consisting of $522,216,854 gross unrealized gain and $36,678,404 gross unrealized loss.

ADR	American Depository Receipt
REIT	Real Estate Investment Trust

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)

Notional Amount (USD)	Contracts		September 30, 2018 Fair Value
		Purchased Options – 6.55%
		Equity Options – 6.33%
		Equity Call Options – 5.19%
		United States – 4.45%
		Audio / Video Products – 0.50%
$10,168,000	2,542	Roku Inc., 10/19/2018, $40	$8,464,860
		Auto - Cars / Light Trucks – 0.05%
20,500,800	17,084	Ford Motor Co., 12/21/2018, $12	34,168
20,660,400	17,217	Ford Motor Co., 01/18/2019, $12	51,651
10,166,000	10,166	Ford Motor Co., 01/17/2020, $10	711,620
			797,439
		Beverages - Non-Alcoholic – 0.10%
28,410,800	6,457	The Coca-Cola Co., 11/16/2018, $44	1,614,250
		Computers – 0.18%
32,025,000	1,525	Apple, Inc., 12/21/2018, $210	3,019,500
		Consumer Products - Miscellaneous – 0.05%
24,150,000	2,100	Kimberly-Clark Corp., 01/18/2019, $115	882,000
		Cosmetics & Toiletries – 0.35%
14,526,000	2,152	Colgate-Palmolive Co., 11/16/2018, $67.50	296,976
66,712,000	8,608	The Procter & Gamble Co., 01/18/2019, $77.50	5,534,944
			5,831,920
		Diversified Manufacturing Operations – 0.06%
12,199,200	10,166	General Electric Co., 06/21/2019, $12	935,272
		E-Commerce / Products – 0.30%
15,555,000	102	Amazon.com, Inc., 11/16/2018, $1,525	4,992,696
		Electronic Components - Semiconductors – 0.55%
19,923,400	4,066	Intel Corp., 12/21/2018, $49	601,768
20,580,000	1,029	NVIDIA Corp., 03/15/2019, $200	8,731,065
			9,332,833
		Enterprise Software / Services – 0.26%
36,022,000	2,573	Workday, Inc., Class A, 03/15/2019, $140	4,386,965
		Entertainment Software – 0.04%
16,012,500	1,281	Electronic Arts, Inc., 12/21/2018, $125	666,120
		Food - Miscellaneous / Diversified – 0.04%
14,487,500	3,050	General Mills, Inc., 04/18/2019, $47.50	314,150
25,412,500	4,066	The Kraft Heinz Co., 04/18/2019, $62.50	426,930
			741,080
		Internet Content - Entertainment – 1.16%
48,825,000	3,150	Facebook, Inc., 12/21/2018, $155	4,977,000
110,250,000	3,150	Netflix, Inc., 12/21/2018, $350	13,781,250
29,897,000	8,542	Twitter, Inc., 12/21/2018, $35	743,154
			19,501,404
		Medical - Biomedical / Genetics – 0.03%
8,177,600	4,304	Exelixis, Inc., 11/16/2018, $19	464,832

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (continued)

Notional Amount (USD)	Contracts		September 30, 2018 Fair Value
		Purchased Options – (continued)
		Equity Options – (continued)
		Equity Call Options – (continued)
		United States (continued)
		Retail - Building Products – 0.53%
$18,900,000	2,100	Lowe’s Cos., Inc., 01/18/2019, $90	$5,271,000
19,720,000	1,972	Lowe’s Cos., Inc., 04/18/2019, $100	3,634,396
			8,905,396
		Retail - Discount – 0.24%
18,270,000	2,520	Target Corp., 01/08/2019, $72.50	4,032,000
		Semiconductor Equipment – 0.01%
4,068,000	1,017	Teradyne, Inc., 01/18/2019, $40	160,686
		Total United States (Cost $82,679,636)	$74,729,253

		Argentina – 0.69%
		E-Commerce / Services – 0.69%
15,748,000	508	MercadoLibre, Inc., 01/18/2019, $310	2,692,400
30,912,000	966	MercadoLibre, Inc., 01/18/2019, $320	4,685,100
33,957,000	1,029	MercadoLibre, Inc., 01/18/2019, $330	4,218,900
			11,596,400
		Total Argentina (Cost $14,382,917)	$11,596,400

		China – 0.05%
		E-Commerce / Products – 0.05%
14,203,200	4,304	JD.com, Inc. - Sponsored ADR, 12/21/2018, $33	150,640
25,075,900	8,089	JD.com, Inc. - Sponsored ADR, 01/18/2019, $31	647,120
16,229,800	4,271	JD.com, Inc. - Sponsored ADR, 01/18/2019, $38	64,065
			861,825
		Total China (Cost $8,834,128)	$861,825
		Total Equity Call Options (Cost $105,896,681)	$87,187,478

		Equity Put Options – 1.14%
		United States – 0.95%
		Applications Software – 0.17%
35,574,000	2,541	Red Hat, Inc., 03/15/2019, $140	2,795,100
		Growth & Income - Large Cap – 0.63%
254,527,800	10,222	SPDR S&P 500 ETF Trust, 12/21/2018, $249	889,314
888,930,000	34,860	SPDR S&P 500 ETF Trust, 03/15/2019, $255	9,795,660
			10,684,974
		Sector Fund - Technology – 0.15%
341,977,400	21,782	Invesco QQQ Trust Series 1, 01/18/2019, $157	2,526,712
		Total United States (Cost $31,382,147)	$16,006,786

		Belgium – 0.06%
		Brewery – 0.06%
9,652,000	1,016	Anheuser-Busch InBev SA/NV, 03/15/2019, $95	1,031,240
		Total Belgium (Cost $899,703)	$1,031,240

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (concluded)

Notional Amount (USD)	Contracts		September 30, 2018 Fair Value
		Purchased Options – (continued)
		Equity Options – (continued)
		Equity Put Options – (continued)
		China – 0.13%
		Web Portals / ISP – 0.13%
$24,384,000	1,016	Baidu Inc., 01/18/2019, $240	$2,128,520
		Total China (Cost $2,126,523)	$2,128,520
		Total Equity Put Options (Cost $34,408,373)	$19,166,546
		Total Equity Options (Cost $140,305,054)	$106,354,024

		Currency Put Options – 0.22%
		United States – 0.22%
10,165,014	149,485,496	USD-CNH, 01/11/2019, $6.80	2,983,238
5,572,747	78,489,401	USD-CNH, 06/14/2019, $7.10	802,487
			3,785,725
		Total United States (Cost $1,463,074)	$3,785,725
		Total Currency Put Options (Cost $1,463,074)	$3,785,725
		Total Purchased Options (Cost $141,768,128)	$110,139,749

ADR	American Depository Receipt
CNH	Chinese RenminbiYuan
ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depository Receipt
USD	United States Dollar

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		September 30, 2018 Fair Value
	Securities Sold, Not Yet Purchased – 48.45%
	Common Stock – 48.45%
	United States – 36.10%
	Advertising Agencies – 1.24%
253,925	Omnicom Group, Inc.	$17,271,979
157,575	The Interpublic Group of Companies, Inc.	3,603,740
		20,875,719
	Apparel Manufacturers – 0.50%
280,509	Hanesbrands, Inc.	5,169,781
23,154	Ralph Lauren Corp.	3,184,833
		8,354,614
	Applications Software – 0.27%
40,665	Tableau Software, Inc., Class A*	4,543,907
	Auto - Cars / Light Trucks – 0.35%
629,802	Ford Motor Co.	5,825,669
	Beverages - Non-Alcoholic – 2.25%
81,329	PepsiCo, Inc.	9,092,582
623,476	The Coca-Cola Co.	28,798,357
		37,890,939
	Commercial Services - Finance – 0.40%
355,307	The Western Union Co.	6,772,151
	Computers – Computer Services – 0.58%
256,284	Teradata Corp.*	9,664,470
	Computers - Memory Devices – 0.93%
330,404	Seagate Technology PLC	15,644,629
	Consumer Products - Miscellaneous – 1.29%
190,624	Kimberly - Clark Corp.	21,662,511
	Cosmetics & Toiletries – 3.61%
131,268	Colgate-Palmolive Co.	8,788,393
622,963	The Procter & Gamble Co.	51,849,210
		60,637,603
	Diversified Manufacturing Operations – 0.91%
45,748	3M Co.	9,639,561
497,129	General Electric Co.	5,612,587

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2018 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Diversified Manufacturing Operations - (continued)
		$15,252,148
	E-Commerce / Services – 0.25%
81,330	TripAdvisor, Inc.*	4,153,523
	Electric - Integrated – 2.21%
256,128	Consolidated Edison, Inc.	19,514,392
220,698	Duke Energy Corp.	17,660,254
		37,174,646
	Electronic Components - Semiconductors– 3.45%
70,464	NVIDIA Corp.	19,801,793
356,840	Texas Instruments, Inc.	38,285,364
		58,087,157
	Enterprise Software / Services – 1.53%
175,739	Workday, Inc., Class A*	25,654,379
	Food - Confectionery – 0.71%
116,307	The Hershey Co.	11,863,314
	Food - Miscellaneous / Diversified – 1.62%
241,976	General Mills, Inc.	10,385,610
307,018	The Kraft Heinz Co.	16,919,762
		27,305,372
	Internet Content - Entertainment – 4.22%
189,508	Netflix, Inc.*	70,900,628
	Medical - Biomedical / Genetics – 0.10%
99,181	Exelixis, Inc.*	1,757,487
	Medical - Drugs – 0.57%
101,661	AbbVie, Inc.	9,615,097
	Motorcycle / Motor Scooter – 0.16%
60,997	Harley-Davidson, Inc.	2,763,164
	Real Estate Management / Services – 0.16%
131,268	Realogy Holdings Corp.	2,709,372
	REITs - Apartments – 0.91%
84,541	AvalonBay Communities, Inc.	15,314,602

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2018 Fair Value
	Common Stock – (continued)
	United States – (continued)
	REITs - Diversified – 0.41%
93,644	Vornado Realty Trust	$6,836,012
	REITs - Health Care – 0.13%
40,751	Ventas, Inc.	2,216,039
	REITs - Office Property – 0.69%
41,982	Boston Properties, Inc.	5,167,564
65,436	SL Green Realty Corp.	6,381,973
		11,549,537
	REITs - Regional Malls – 0.68%
64,816	Simon Property Group, Inc.	11,456,228
	REITs - Shopping Centers – 0.90%
64,428	Federal Realty Investment Trust	8,148,209
108,377	Regency Centers Corp.	7,008,741
		15,156,950
	REITs - Storage – 1.16%
81,486	Extra Space Storage, Inc.	7,059,947
61,663	Public Storage	12,433,111
		19,493,058
	Retail - Apparel / Shoes – 0.67%
538,600	Ascena Retail Group, Inc.*	2,461,402
374,291	Chico’s FAS, Inc.	3,245,103
221,835	Tailored Brands, Inc.	5,588,024
		11,294,529
	Retail - Arts & Crafts – 0.30%
309,169	The Michaels Cos., Inc.	5,017,813
	Retail - Bedding – 0.11%
121,794	Bed Bath & Beyond, Inc.	1,826,910
	Retail - Discount – 1.28%
244,372	Target Corp.	21,556,054
	Retail - Major Department Store – 0.24%
66,890	Nordstrom, Inc.	4,000,691
	Retail - Miscellaneous / Diversified – 0.38%
343,887	Sally Beauty Holdings, Inc.*	6,324,082

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2018 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Retail - Regional Department Stores – 0.39%
66,320	Dillard’s, Inc., Class A	$5,062,869
20,332	Kohl’s Corp.	1,515,750
		6,578,619
	Retail - Restaurants – 0.54%
40,664	Starbucks Corp.	2,311,342
125,490	The Cheesecake Factory, Inc.	6,718,734
		9,030,076
	Total United States (Proceeds $616,130,897)	$606,759,699

	Argentina – 1.68%
	E-Commerce / Services – 1.68%
82,952	MercadoLibre, Inc.*	28,242,668
	Total Argentina (Proceeds $28,625,339)	$28,242,668

	China – 0.90%
	Computers – 0.21%
4,894,000	Lenovo Group, Ltd.	3,577,508
	E-Commerce / Products – 0.35%
222,081	JD.com, Inc. – Sponsored ADR*	5,794,093
	Metal Processors & Fabrication – 0.12%
4,170,000	China Zhongwang Holdings, Ltd.	2,041,059
	Semiconductor Components - Integrated Circuits – 0.22%
3,377,000	Semiconductor Manufacturing International Corp.*	3,642,455
	Total China (Proceeds $18,758,189)	$15,055,115

	France – 0.53%
	Advertising Services – 0.53%
147,020	Publicis Groupe SA	8,790,871
	Total France (Proceeds $9,122,773)	$8,790,871

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2018 Fair Value
	Common Stock – (continued)
	Hong Kong – 1.51%
	Distribution / Wholesale – 0.05%
3,529,000	Li & Fung, Ltd.	$789,242
	Electric - Integrated – 0.73%
357,500	CLP Holdings, Ltd.	4,187,253
1,152,500	Power Assets Holdings, Ltd.	8,027,089
		12,214,342
	Gas - Distribution – 0.73%
6,215,286	Hong Kong & China Gas Co., Ltd.	12,343,343
	Total Hong Kong (Proceeds $24,506,876)	$25,346,927

	India – 0.82%
	Computer Services – 0.82%
1,086,556	Infosys, Ltd. - Sponsored ADR	11,050,274
528,393	Wipro, Ltd. - Sponsored ADR	2,752,928
		13,803,202
	Total India (Proceeds $11,317,844)	$13,803,202

	Japan – 5.78%
	Audio / Video Products – 0.38%
547,900	Panasonic Corp.	6,384,182
	Auto - Cars / Light Trucks – 0.13%
17,862	Toyota Motor Corp. - Sponsored ADR	2,221,140
	Electric - Integrated – 0.73%
601,300	Chubu Electric Power Co., Inc.	9,097,473
209,217	The Kansai Electric Power Co., Inc.	3,155,254
		12,252,727
	Gas - Distribution – 0.60%
411,700	Tokyo Gas Co., Ltd.	10,121,715
	Industrial Automation / Robotics – 1.06%
40,700	Fanuc Corp.	7,675,274
31,400	SMC Corp.	10,051,562
		17,726,836
	Office Automation & Equipment – 1.23%
651,500	Canon, Inc.	20,706,260

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Shares		September 30, 2018 Fair Value
	Common Stock – (continued)
	Japan – (continued)
	Retail - Apparel / Shoes – 0.57%
18,700	Fast Retailing Co., Ltd.	$9,535,648
	Semiconductor Equipment – 1.08%
132,152	Tokyo Electron, Ltd.	18,161,707
	Total Japan (Proceeds $99,651,240)	$97,110,215

	Netherlands – 0.83%
	Semiconductor Equipment – 0.83%
74,447	ASML Holding NV	13,997,525
	Total Netherlands (Proceeds $15,258,424)	$13,997,525

	Switzerland – 0.30%
	Electronic Components - Semiconductors – 0.30%
277,517	STMicroelectronics NV	5,089,662
	Total Switzerland (Proceeds $5,884,289)	$5,089,662
	Total Common Stock (Proceeds $829,255,871)	$814,195,884
	Total Securities Sold, Not Yet Purchased (Proceeds $829,255,871)	$814,195,884

*	Non-income producing security.
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

Notional Amount	Maturity Date*		September 30, 2018 Unrealized Gain/(Loss) ***
	Swap Contracts - 2.27%
	Total Return Swap Contracts - Unrealized Gain - 3.32%
	United States – 2.08%
	Private Equity - 0.38%
$13,729,723	6/3/2019	KKR & Co., LP, Class A	$6,342,919
		Agreement with Morgan Stanley, dated 01/09/2017 to receive the total return of the shares of KKR & Co., LP, Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%**.

	Web Portals / ISP - 1.70%
40,335,023	6/3/2019	Alphabet, Inc., Class A	28,583,258
		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Alphabet Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%**.

	Total United States		$34,926,177
	Australia - 0.02%
	Commercial Banks - Non-US - 0.02%
(17,722,450)	12/27/2019	Westpac Banking Corp.	418,211
		Agreement with Morgan Stanley, dated 08/14/2015 to deliver the total return of the shares of Westpac Banking Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$418,211
	Japan - 0.02%
	Electric Products - Miscellaneous - 0.01%
(6,305,786)	12/24/2019	Brothers Industries, Ltd.	226,998
		Agreement with Morgan Stanley, dated 03/06/2012 to deliver the total return of the shares of Brothers Industries, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Gas - Distribution - 0.01%
(9,565,888)	12/24/2019	Osaka Gas Co., Ltd.	86,727
		Agreement with Morgan Stanley, dated 01/24/2017 to deliver the total return of the shares of Osaka Gas Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$313,725

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		September 30, 2018 Unrealized Gain/(Loss) ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Gain - (continued)
	South Korea – 0.61%
	Electronic Components - Semiconductors - 0.61%
$12,181,277	12/28/2018	Samsung Electronics Co., Ltd	$9,193,803
		Agreement with Morgan Stanley, dated 12/23/2009 to receive the total return of the shares of Samsung Electronics Co., Ltd in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%**.

(11,265,149)	12/28/2018	SK Hynix, Inc.	1,011,780
		Agreement with Morgan Stanley, dated 09/09/2010 to deliver the total return of the shares of SK Hynix, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.05%**.

	Total South Korea		$10,205,583
	Spain – 0.38%
	Food - Retail - 0.13%
(3,998,016)	1/4/2019	Distribuidora Internacional de Alimentacion SA	2,244,208
		Agreement with Morgan Stanley, dated 09/29/2014 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for interest based on the Daily Fed Funds Effective Rate less 0.88%**.
		.
	Satellite Telecommunications - 0.25%
8,773,233	1/4/2019	Cellnex Telecom SAU	4,150,510
		Agreement with Morgan Stanley, dated 05/06/2015 to receive the total return of the shares of Cellnex Telecom SAU in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Spain		$6,394,718
	Taiwan – 0.05%
	Computers - Peripheral Equipment - 0.05%
(6,772,922)	1/25/2019	Innolux Display Corp.	786,197
		Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Innolux Display Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 2.13%**.

	Total Taiwan		$786,197

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		September 30, 2018 Unrealized Gain/(Loss) ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Gain - (continued)
	United Kingdom – 0.16%
	Retail - Discount - 0.07%
$5,015,966	12/13/2018	B&M European Value Retail SA	$1,149,833
		Agreement with Morgan Stanley, dated 06/12/2014 to receive the total return of the shares of B&M European Value Retail SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.

	Retail - Major Department Store - 0.09%
(7,195,863)	12/13/2018	Marks & Spencer Group PLC - Sponsored ADR	1,563,822
		Agreement with Morgan Stanley, dated 02/16/2016 to deliver the total return of the shares of Marks & Spencer Group PLC - Sponsored ADR in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$2,713,655
	Total Return Swap Contracts - Unrealized Gain****		$55,758,266

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		September 30, 2018 Unrealized Gain/(Loss) ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (1.05%)
	United States – (0.02%)
	Private Equity - (0.02%)
$10,667,901	6/3/2019	The Carlyle Group, L.P.	$(324,516)
		Agreement with Morgan Stanley, dated 11/16/2017 to receive the total return of the shares of The Carlyle Group LP. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%**.

	Total United States		$(324,516)
	Australia - (0.34%)
	Commercial Banks - Non-US - (0.01%)
(15,296,099)	12/27/2019	Australia and New Zealand Banking Group, Ltd.	(30,026)
		Agreement with Morgan Stanley, dated 08/26/2015 to deliver the total return of the shares of Australia and New Zealand Banking Group, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(4,771,478)	12/27/2019	Bank of Queensland, Ltd.	(78,737)
		Agreement with Morgan Stanley, dated 06/20/2018 to deliver the total return of the shares of Bank of Queensland, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
			(108,763)

	Food - Retail - (0.33%)
(17,080,164)	12/27/2019	Wesfarmers, Ltd.	(4,676,056)
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Wesfarmers, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(11,559,771)	12/27/2019	Woolworths Group, Ltd.	(958,261)
		Agreement with Morgan Stanley, dated 12/24/2014 to deliver the total return of the shares of Woolworths Group, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

			(5,634,317)
	Total Australia		$(5,743,080)
	Japan - (0.19%)
	Electric Products - Miscellaneous - (0.04%)
(7,441,340)	12/24/2019	Casio Computer Co., Ltd.	(688,913)
		Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Casio Computer Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		September 30, 2018 Unrealized Gain/(Loss) ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (continued)
	Japan - (continued)
	Electric - Integrated - 0.00%
$(3,096,837)	12/24/2019	Tokyo Electric Power Co. Holdings, Inc.	$(37,846)
		Agreement with Morgan Stanley, dated 02/17/2016 to deliver the total return of the shares of Tokyo Electric Power Co. Holdings, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Office Automation & Equipment - (0.15%)
(10,721,643)	12/24/2019	Ricoh Co., Ltd.	(2,481,243)
		Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$(3,208,002)
	Netherlands – (0.11%)
	Food - Retail - (0.11%)
(13,985,496)	1/4/2019	Koninklijke Ahold Delhaize NV	(1,920,083)
		Agreement with Morgan Stanley, dated 12/30/2013 to deliver the total return of the shares of Koninklijke Ahold Delhaize NV in exchange for interest based on the Daily Fed Funds Effective Rate less 0.35%**.

	Total Netherlands		$(1,920,083)
	Taiwan – (0.28%)
	Electronic Components - Miscellaneous - (0.07%)
(7,258,554)	1/25/2019	AU Optronics Corp.	(1,152,486)
		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AU Optronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 4.38%**.

	Miscellaneous Manufacturing - (0.12%)
4,380,775	1/25/2019	Airtac International Group	(1,949,273)
		Agreement with Morgan Stanley, dated 06/06/2018 to receive the total return of the shares of Airtax International Group in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.25%**.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (concluded)

Notional Amount	Maturity Date*		September 30, 2018 Unrealized Gain/(Loss) ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (continued)
	Taiwan – (continued)
	Semiconductor Components - Integrated Circuits - (0.09%)
$(3,555,423)	1/25/2019	United Microelectronics Corp.	$(1,486,802)
		Agreement with Morgan Stanley, dated 08/08/2013 to deliver the total return of the shares of United Microelectronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.63%**.

	Total Taiwan		$(4,588,561)
	United Kingdom – (0.11%)
	Retail - Apparel / Shoes - (0.11%)
(10,423,234)	12/13/2018	Next PLC	(1,801,642)
		Agreement with Morgan Stanley, dated 03/24/2016 to deliver the total return of the shares of Next PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$(1,801,642)
	Total Return Swap Contracts - Unrealized Loss*****		$(17,585,884)
	Total Swap Contracts, net		$38,172,382

*	Per the terms of the executed swap agreement, no periodic payments are made. A single payment is made upon the maturity of the Total Return Swap Contracts.
**	Financing rate is variable. Rate indicated is as of September 30, 2018
***	The fair value of the Total Return Swap Contracts is the same as the unrealized gain/(loss). For this reason, fair value has not been separately shown. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts.
****	Includes all Total Return Swap Contracts in a gain position. The unrealized gain on these contracts are included as part of unrealized gain on Total Return Swap Contracts in the Statement of Assets and Liabilities.
*****	Includes all Total Return Swap Contracts in a loss position. The unrealized loss amounts on these contracts are included as part of unrealized loss on Total Return Swap Contracts in the Statement of Assets and Liabilities.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Forward Contracts (Unaudited)

Counterparty	Settlement Date	Currency Sold	Contracts to be Delivered	Currency Bought	Contracts to be Received	September 30, 2018 Fair Value
Forward Currency Exchange Contracts - 0.22%
Buy Contracts - 0.22%
United States - 0.22%
Morgan Stanley & Co., LLC	April 2019	CNH	(288,472,920)	USD	45,421,653	$3,778,431
Total United States						$3,778,431
Total Buy Contracts						$3,778,431
Total Forward Currency Exchange Contracts						$3,778,431

CNH	Chinese Renminbi Yuan
USD	United States Dollar

The following is a summary of the inputs used, as of September 30, 2018, in valuing the Company’s investment at fair value

Assets:
Valuation Inputs
Level 1 - Quoted Prices
Common Stock	$2,053,042,468
Equity Options	106,354,024

Level 2 - Other Significant Observable Inputs
Total Return Swaps	55,758,266
Forward Contracts	3,778,431
Currency Options	3,785,725

Level 3 - Other Significant Unobservable Inputs	-

Total	$2,222,718,914
Liabilities:
Valuation Inputs
Level 1 - Quoted Prices
Common Stock	$814,195,884
Equity Options	-

Level 2 - Other Significant Observable Inputs
Total Return Swaps	17,585,884
Forward Contracts	-
Currency Options	-

Level 3 - Other Significant Unobservable Inputs	-

Total	$831,781,768

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(Principal Executive Officer)

Date	November 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(Principal Executive Officer)

Date	November 15, 2018

By (Signature and Title)*	/s/ Vineet Bhalla
Vineet Bhalla, Chief Financial Officer
(Principal Financial Officer)

Date	November 15, 2018

* Print the name and title of each signing officer under his or her signature.